Shareholders' Equity - Schedule of Fair Value of Company’s Share Options Granted (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%
Contractual life (in years)	10 years
Early Exercise Multiple (Suboptimal Factor)	0.025
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.67%
Expected volatility	92.72%
Exercise price (NIS) (in New Shekels per share)	$ 6.77
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.93%
Expected volatility	87.10%
Exercise price (NIS) (in New Shekels per share)	$ 5.94